NOTE 10 - COMMITMENTS AND CONTINGENCIES (Detail) (USD $)	6 Months Ended	12 Months Ended	3 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Service provider [Member]	Sep. 30, 2012 Supplier [Member]
Description of Lessee Leasing Arrangements, Operating Leases	varying periods of time ranging from 1 to 5 year periods of time
Intellectual property, royalty description	five percent royalty on the first $6,000,000 of gross revenues resulting from the use of the technology or on the sale of any equipment using the patented technology transferred to the Company pursuant to this agreement
Loss Contingency, Damages Sought		100,000 shares of the common stock of LSI or $350,000
Litigation Settlement, Gross (in Dollars)		$ 30,000
Loss Contingency, Damages Sought, Value (in Dollars)			$ 1,300,000